COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The following is a schedule, by year, of future minimum lease payments required under non-cancelable operating leases as of February 28, 2015:

Years Ending August 31,
2015 (remainder of)	$152,646
2016	327,884
2017	345,980
2018	355,660
2019	366,000
Thereafter	1,971,200
$3,519,370

The Company is responsible for certain operating expenses in connection with these leases. The following is a schedule, by year, of future minimum lease payments required under non-cancelable operating leases as of August 31, 2014:

Years Ending August 31,
2015	$319,541
2016	336,356
2017	348,530
2018	358,015
2019	368,700
Thereafter	1,971,200
$3,702,342